SHARE-BASED COMPENSATION PLANS (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratio of American Depositary Share to Ordinary share | $ / shares	$ 0.4388
Share options granted | shares	0
Share options vested | shares	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of vested RSU	$ 0.4
Aggregate fair value of unvested restricted stock unit	0.9
Unrecognized share-based compensation cost related to restricted stock units	$ 0.3
Unrecognized share-based compensation cost, weighted-average vesting period	1 year 9 months 4 days